Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
NET LOSS	$ (1,085,333)		$ (368,526)
Adjustments to reconcile net loss to net cash provided by operating activities
Share-based payments	1,085,333
Cash used in operating activities			(368,526)
Cash flows from financing activities:
Proceeds from initial public offerings		4,019,673
Proceeds from placements	12,344,129
Payment for deferred offering cost		(620,193)	(346,090)
Advance from (to) a subsidiary	(12,344,129)	(3,390,220)	471,165
Repayment to a director		(9,260)	(319)
Settlement of subscription receivables from shareholders			243,770
Cash provided by financing activities			368,526
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the year
Cash and cash equivalents at the end of the year